Fair Value Measurements (Details) - Schedule of Level 3 fair value measurements input - Public and Private [Member] - $ / shares		3 Months Ended
	Dec. 11, 2020	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility, minimum	14.23%	14.23%
Volatility, maximum	25.00%	25.00%
Expected term (years)	5 years 9 months	5 years 8 months 19 days
Risk-free rate	0.47%	0.47%
Dividend yield	0.00%	0.00%
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Stock price	$ 10.41	$ 10.41
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Stock price	$ 10.56	$ 10.56